Condensed Statements of Cash Flows - Class of Stock [Domain] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (781,265)	$ (254,410)	$ (1,819,684)	$ (872,641)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	550	624	2,377	2,266
Loss on disposal of property and equipment			0	334
Stock-based compensation	145,514	362	305,018	16,207
Amortization of debt discount	49	80	333	138
Changes in operating assets and liabilities:
Restricted cash	4,055	30,844	122,140	79,065
Prepaid expenses and other current assets	(63,512)	(2,783)	(4,393)	(154)
Accounts payable	(125,589)	41,206	235,290	22,269
Accrued liabilities	(97,120)	9,813	235,766	52,732
Accrued payroll and other compensation	(28,140)	1,079	84,180	(5,743)
Net cash used in operating activities	(945,458)	(173,185)	(838,973)	(705,527)
Cash flows from investing activities:
Restricted cash			0	(205,260)
Purchases of property and equipment	(12,278)	0	(2,399)	(1,188)
Payment for security deposit	(15,207)	0
Investments in marketable securities	(3,247,509)	0
Net cash used in investing activities	(3,274,994)	0	(2,399)	(206,448)
Cash flows from financing activities:
Deferred offering costs	(30,321)	(14,982)	(749,386)	(26,209)
Proceeds from the issuance of converible preferred stock, net			2,430,080	0
Proceeds from convertible notes	0	210,000	210,000	0
Debt issuance costs	0	(24,471)
Proceeds from initial public offering	10,253,484	0
Proceeds from exercise of stock options	55,548	0
Proceeds from conversion of private placement Puts	2,700,000	0
Proceeds from note payable			0	205,260
Net cash provided by financing activities	12,978,711	170,547	1,890,694	179,051
Net increase (decrease) in cash	8,758,259	(2,638)	1,049,322	(732,924)
Cash at beginning of period	1,194,492	145,170	145,170	878,094
Cash at end of period	9,952,751	142,532	1,194,492	145,170
Non-cash investing and financing activities:
Warrants issued in connection with note payable			0	785
Warrants issued in connection with bridge loans	0	137	137	0
Reclassification of deferred offering costs to equity	779,707	0
Conversion of Series B Preferred Stock to Common Stock	$ 5,400,000	$ 0	$ 210,000	$ 0